OBLIGATION UNDER OPERATING LEASES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Year ended December 31, 2013	$ 37,526	$ 156,401
Year ended December 31, 2014	85,038	87,843
Thereafter	0	0
Total	$ 122,564	$ 244,244